Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements
Note 5.	Fair Value Measurements

The table below presents information about Artisan’s assets and liabilities that are measured at fair value and the valuation techniques we utilized to determine such fair value. The fair value of financial instruments held by Launch Equity is presented in Note 9, “Variable and Voting Interest Entities”. The fair value of the Company’s borrowings is presented in Note 6, “Borrowings”.

In accordance with ASC 820, fair value is defined as the price that Artisan would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. The following three-tier fair value hierarchy prioritizes the inputs used in measuring fair value:

•	Level 1—Observable inputs such as quoted (unadjusted) market prices in active markets for identical securities.

•	Level 2—Other significant observable inputs (including but not limited to quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including Artisan’s own assumptions in determining fair value).

The following provides the hierarchy of inputs used to derive fair value of Artisan’s assets and liabilities that are financial instruments as of June 30, 2013 and December 31, 2012:

	Assets and Liabilities at Fair Value
	Total	Level 1	Level 2	Level 3
June 30, 2013
Assets
Cash and cash equivalents	$257,404	$257,404	$—	$—
Equity mutual funds	22,239	22,239	—	—

Liabilities
Contingent value rights	22,020	—	—	22,020

December 31, 2012
Assets
Cash and cash equivalents	$141,159	$141,159	$—	$—
Equity mutual funds	15,241	15,241	—	—

Fair values determined based on Level 1 inputs utilize quoted market prices for identical assets. Our Level 1 assets generally consist of marketable open-end mutual funds or UCITS. Our only Level 3 liabilities are the CVRs, which are discussed below. There were no Level 3 assets or liabilities as of December 31, 2012.

Our policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1, Level 2 or Level 3 securities during the three and six months ended June 30, 2013 and 2012.

Contingent Value Rights (“CVRs”)

As part of the IPO-related reorganization, Holdings issued Partnership CVRs and APAM issued APAM CVRs in order to provide holders of Holdings preferred units and APAM convertible preferred stock with economic rights following the reorganization and IPO that, collectively, are similar (although not identical) to the economic rights they possessed with respect to Holdings prior to the reorganization and IPO. APAM holds one Partnership CVR for each outstanding APAM CVR. The holders of the preferred units and convertible preferred stock did not pay any cash consideration for the CVRs. The CVRs are classified as liabilities and are accounted for under ASC 815 as derivatives.

The CVRs may require Artisan to make a cash payment to the holders thereof on July 11, 2016, or, if earlier, five business days after the effective date of a change in control of Artisan. The amount of any required payment will depend on the average of the daily volume weighted average price, or VWAP, of APAM Class A common stock over the 60 consecutive trading days prior to July 3, 2016 or the effective date of an earlier change of control and any proceeds realized by the CVR holders with respect to their equity interest in Artisan, subject to a maximum aggregate payment of $100,000 for all CVRs. The CVRs will be terminated without a payment if the average of the daily VWAP of APAM Class A common stock over any period of 60 consecutive trading days, beginning no earlier than June 12, 2014, is at least $43.11 divided by the then-applicable conversion rate applicable to the convertible preferred stock.

Because the CVRs are not traded and therefore there is no market price for them, the fair value of the CVR liability is determined using a Monte Carlo pricing model. Monte Carlo simulation is often used to value complex derivative instruments by simulating various path-dependent conditions. The observable and unobservable assumptions used in the pricing model are included in the table below. Artisan’s nonperformance or credit risk is embodied within the Monte Carlo pricing model through the discount rate assumption. For the three and six months ended June 30, 2013, there were no changes in credit risk that would have an adverse impact on the CVR valuation. The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of Artisan’s management.

Significant unobservable inputs include expected stock prices, expected volatility, dividend yield rate, and discount rate. Significant increases in the expected stock prices, discount rate and expected volatility would result in a significantly lower fair value measurement. Significant increases in the dividend yield rate would result in a significantly higher fair value measurement.

June 30, 2013
Observable assumptions:
Price per share of Class A common stock	$49.91
Remaining term of CVRs	3.03 years

Unobservable assumptions:
Expected price volatility of Class A common stock	37.00%
Dividend yield rate	4.40%
Discount rate	5.00%

The unobservable assumptions were derived as follows:

•	Expected price volatility of Class A common stock - based on the average historical 3.03-year volatility of a peer group of public companies selected by management.

•	Dividend yield rate - based on management’s assumptions of future dividends on Class A common stock and the price per share of Class A common stock.

•	Discount rate - based on the average of Artisan’s borrowing rate and similar rates observed among a peer group of public companies selected by management.

As of June 30, 2013, a fair value of $22,020 has been recorded as a liability for the CVRs. For the three and six months ended June 30, 2013, gains of $8,620 and $33,420, respectively, were recorded in other non-operating gains (losses) to reflect a decrease in the estimated fair value of the CVR liability.

The following table is a reconciliation of the beginning and ending balance of the liabilities measured at fair value using significant unobservable inputs (Level 3) as of June 30, 2013:

Balance at December 31, 2012	$—
Issuance of contingent value rights	55,440

(Gains) losses included in earnings	(33,420)
Balance at June 30, 2013	$22,020

4.	Fair value measurements

The fair value of Artisan’s financial instruments is presented in the table below. The fair value of financial instruments held by Launch Equity is presented in Note 7, “Consolidated Investment Products.”

In accordance with ASC 820, fair value is defined as the price that Artisan would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The following three-tier fair value hierarchy prioritizes the inputs used in measuring fair value: Level 1—observable inputs such as quoted prices in active markets for identical securities; Level 2—other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); Level 3—significant unobservable inputs (including Artisan’s own assumptions in determining the fair value of investments). For investments recorded at fair value, Artisan measures fair value using quoted market prices for identical assets. For interest rate swaps, notes payable, and the revolving credit arrangement, Artisan measures fair value using a calculation of the expected cash flows under the terms of each specific contract discounted to a present value. The calculation may include numerical procedures such as interpolation of LIBOR yield curves when input values do not directly correspond to the observable market data.

The following provides the hierarchy of inputs used to derive fair value of Artisan’s assets and liabilities that are financial instruments at December 31, 2012 and 2011:

	Assets and Liabilities at Fair Value:
	Total	Level 1	Level 2	Level 3
December 31, 2012
Assets
Equity mutual funds	$15,241	$15,241	$—	$—

Liabilities
Borrowings	$293,434	$—	$293,434	$—

December 31, 2011
Assets
Equity mutual funds	$17,262	$17,262	$—	$—

Liabilities
Interest rate swaps	$1,066	$—	$1,066	$—
Borrowings	324,268	—	324,268	—

There were no transfers between Level 1 and Level 2 securities during the years ended December 31, 2012 and 2011. There were no Level 3 investments held during the years ended December 31, 2012 and 2011.